Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Amortization expense for intangible assets	€ 1,171	€ 80	€ 84